SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement
Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Change in non-cash working capital
Decrease (increase) in accounts receivable	$2,883	($5,831)
(Increase) in inventories	(3,121)	(4,937)
(Increase) decrease in prepaid expenses	(4,429)	942
(Decrease) increase in accounts payable and accrued liabilities	(20,733)	43,425
	($25,400)	$33,599

Investing and financing non-cash transactions
Plant and equipment acquired through lease	$6,037	$8,589